CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Apr. 25, 2007	Apr. 24, 2007
Common Stock, Par Value Per Share	$ 0.001	$ 0.001
Common Stock, Shares Authorized	400,000,000	100,000,000